Deferred Tax (Details) $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($)
Deferred Tax
At the beginning of the period	$ 551
Movement in the year recognised in profit or loss	(569)
Foreign exchange on translation	$ 18